Consolidated Statement of Changes in Equity ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)	Share capital INR (₨)	Share premium INR (₨)	Share based payment reserve INR (₨)	Other components of equity INR (₨)	Retained earnings /(accumulated deficit) INR (₨)	Equity attributable to owners of parent [member] INR (₨)	Non-controlling interest INR (₨)
Balance at the Beginning at Mar. 31, 2015	₨ 7,165,301		₨ 1,423,125	₨ 18,474,481	₨ 235,915	₨ 36,662	₨ (13,004,882)	₨ 7,165,301	₨ 0
Total comprehensive income for the year	453,286		0	0	0	14,833	438,453	453,286	0
Transactions with owners, recorded directly in equity
Call money received	0		0	0	0	0	0	0	0
Dividends paid (incl dividend distribution tax)	(169,742)		0	0	0	0	(169,742)	(169,742)	0
Share-based payment transactions	51,986		0	0	51,986	0	0	51,986	0
Balance at the Ending at Mar. 31, 2016	7,500,831		1,423,125	18,474,481	287,901	51,495	(12,736,171)	7,500,831	0
Total comprehensive income for the year	617,702		0	0	0	(24,697)	642,399	617,702	0
Transactions with owners, recorded directly in equity
Call money received	300,000		93,750	206,250	0	0	0	300,000	0
Dividends paid (incl dividend distribution tax)	(169,742)		0	0	0	0	(169,742)	(169,742)	0
Transaction costs related to equity	(2,010)		0	0	0	0	(2,010)	(2,010)	0
Share-based payment transactions	17,638		0	0	17,638	0	0	17,638	0
Balance at the Ending at Mar. 31, 2017	8,264,419		1,516,875	18,680,731	305,539	26,798	(12,265,524)	8,264,419	0
Total comprehensive income for the year	930,238	$ 14,303	0	0	0	6,837	923,401	930,238	0
Transactions with owners, recorded directly in equity
Call money received	0		0	0	0	0	0	0	0
Shares issued on exercise of ESOP	12,169		1,538	10,631	0	0	0	12,169	0
Dividends paid (incl dividend distribution tax)	(208,697)		0	0	0	0	(208,697)	(208,697)	0
Transferred from share based payment reserve	0		0	2,668	(2,668)	0	0	0	0
Share-based payment transactions	6,824		0	0	6,824	0	0	6,824	0
Balance at the Ending at Mar. 31, 2018	₨ 9,004,953		₨ 1,518,413	₨ 18,694,030	₨ 309,695	₨ 33,635	₨ (11,550,820)	₨ 9,004,953	₨ 0